Fair value measurements (Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	¥ 10,364	¥ 5,276	¥ 1,425
Total gains (losses)
Included in income (loss)	(346)	3,170	822
Included in other comprehensive income (loss)	(671)	82	(12)
Purchases and issuances	5,305	5,254	3,860
Settlements	(1,624)	(3,659)	(419)
Other	(197)	241	(400)
Balance at end of year	12,831	10,364	5,276
Derivative financial instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	77	(2,212)	(7,522)
Total gains (losses)
Included in income (loss)		3,169	805
Settlements	(77)	(784)	4,320
Other		(96)	185
Balance at end of year		77	(2,212)
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	10,287	7,488	8,947
Total gains (losses)
Included in income (loss)	(346)	1	17
Included in other comprehensive income (loss)	(671)	82	(12)
Purchases and issuances	5,305	5,254	3,860
Settlements	(1,547)	(2,875)	(4,739)
Other	(197)	337	(585)
Balance at end of year	¥ 12,831	¥ 10,287	¥ 7,488